SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	$ 49,285	$ 18,333	$ 12,486
Payroll and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	20,756	9,335	7,540
Share-based payments
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	1,464	941	575
Professional services
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	18,957	3,680	1,626
Samples
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	438	178
Travel, fleet, meals and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	5,729	2,193	1,822
Office related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	957	789	495
Other
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	$ 984	$ 1,217	$ 428